IPO Related Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Initial Public Offering Related Expenses [Abstract]
Summary of Initial Public Offering Related Expenses
	2017	2016	2015
	(in thousands)
	£	£	£
IPO related expenses	1,794	—	—